Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and the rules and regulations of the SEC.
Principles of Consolidation
Our financial statements, and the financial statements of our Operating Partnership, including its wholly-owned subsidiaries, are consolidated in the accompanying consolidated financial statements. The portion of these entities not wholly-owned by us is presented as noncontrolling interests. All intercompany accounts and transactions have been eliminated in consolidation.
Strategic Storage Operating Partnership VI, L.P. (“SST VI OP”), the operating partnership of SST VI, and its wholly-owned subsidiaries, were consolidated by us until May 1, 2021. From March 10, 2021 (the date of our initial investment in SST VI OP) until May 1, 2021, the portion not wholly-owned by us was presented as noncontrolling interests, and all intercompany accounts and transactions were eliminated in consolidation during that period.
Consolidation Considerations
Current accounting guidance provides a framework for identifying a variable interest entity (“VIE”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements. In general, a VIE is an entity or other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. Generally, a VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) has the power to direct the VIE’s most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interest at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest.
Our Operating Partnership is deemed to be a VIE and is consolidated by the Company as we are currently the primary beneficiary. Our sole significant asset is our investment in our Operating Partnership; as a result, substantially all of our assets and liabilities represent those assets and liabilities of our Operating Partnership and its wholly-owned subsidiaries.
From March 10, 2021 until May 1, 2021, we were deemed to be the primary beneficiary of SST VI OP, and their operations were therefore consolidated by us. Subsequent to May 1, 2021, we are no longer the primary beneficiary, and their operations are no longer consolidated by us.
On March 1, 2022, Pacific Oak Holding Group, LLC, the parent company of Pacific Oak Capital Markets, LLC, the dealer manager for the public offering of SST VI, became a 10%
non-voting
member of Strategic Storage Advisor VI, LLC, our advisor to SST VI (the “SST VI Advisor”). We continue to be the primary beneficiary of SST VI Advisor, and their operations therefore continue to be consolidated by us.
As of September 30, 2022 and December 31, 2021, we were not a party to any material other contracts or interests that would be deemed variable interests in VIEs other than our joint ventures with SmartCentres, which are all accounted for under the equity method of accounting (see Note 4 – Investments in Unconsolidated Real Estate Ventures for additional information), and our joint venture programs through which we offer our tenant insurance, tenant protection plans or similar programs (the “Tenant Protection Programs”) with SST VI, SSGT III, SSGT II (through June 1, 2022) which are consolidated.
Equity Investments
Under the equity method, our investments are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions and impairments, as applicable. Equity in earnings will generally be recognized based on our ownership interest in the earnings of each of the unconsolidated investments.
Investments in and Advances to Managed REITs
As of September 30, 2022 and December 31, 2021, we owned equity and debt investments with a carrying value of approximately $33.5 million and $11.0 million, respectively, in the Managed REITs; such amounts are included in Investments in and advances to Managed REITs within our consolidated balance sheets. We account for the equity investments using the equity method of accounting as we have the ability to exercise significant influence, but not control, over the Managed REITs’ operating and financial policies through our advisory and property management agreements with the respective Managed REITs. The equity method of accounting requires the investment to be initially recorded at cost and subsequently adjusted for our share of equity in the respective Managed REIT’s earnings and reduced by distributions. We record the interest on the debt investments on the accrual basis and such income is included in other in our consolidated statements of operations.
Also included in Investments in and advances to Managed REITs as of September 30, 2022 and December 31, 2021 are receivables from the Managed REITs of approximately $1.2 million and $1.4 million, respectively. For additional discussion, see Note 9 – Related Party Transactions.
Noncontrolling Interest in Consolidated Entities
We account for the noncontrolling interests in our Operating Partnership and the noncontrolling interests in SST VI Advisor and our Tenant Protection Programs joint ventures with SST VI, SSGT III, and SSGT II (prior to the SSGT II Merger on June 1, 2022) in accordance with the related accounting guidance.
Due to our control through our general partnership interest in our Operating Partnership and the limited rights of the limited partners, our Operating Partnership, including its wholly-owned subsidiaries, are consolidated with the Company and the limited partner interests are reflected as noncontrolling interests in the accompanying consolidated balance sheets. We also consolidate our interests in SST VI Advisor as well as the SST VI, SSGT III, and SSGT II (prior to the SSGT II Merger on June 1, 2022) Tenant Protection Programs and present the minority interests as noncontrolling interests in the accompanying consolidated balance sheets. The noncontrolling interests shall be attributed their share of income and losses, even if that attribution results in a deficit noncontrolling interests balance.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions. Management will adjust such estimates when facts and circumstances dictate. Actual results could materially differ from those estimates. The most significant estimates made include the allocation of property purchase price to tangible and intangible assets acquired and liabilities assumed at relative fair value, the fair value determination of contingent liabilities, the evaluation of potential impairment of indefinite and long-lived assets and goodwill, and the estimated useful lives of real estate assets and intangibles.
Cash and Cash Equivalents
We consider all short-term, highly liquid investments that are readily convertible to cash with a maturity of three months or less at the time of purchase to be cash equivalents.
We may maintain cash and cash equivalents in financial institutions in excess of insured limits, but believe this risk will be mitigated by only investing in or through major financial institutions.
Restricted Cash
Restricted cash consists primarily of impound reserve accounts for property taxes, insurance and capital improvements in connection with the requirements of certain of our loan agreements.
Real Estate Purchase Price Allocation and Treatment of Acquisition Costs
We account for asset acquisitions in accordance with GAAP which requires that we allocate the purchase price of a property to the tangible and intangible assets acquired and the liabilities assumed based on their relative fair values as of the date of acquisition. This guidance requires us to make significant estimates and assumptions, including fair value estimates, which requires the use of significant unobservable inputs as of the acquisition date. We engage third-party valuation specialists to assist in the determination of significant estimates and market-based assumptions used in the valuation models.
The value of the tangible assets, consisting of land and buildings, is determined as if vacant. Substantially all of the leases in place at acquired properties are at market rates, as the majority of the leases are month-to-month
contracts. We also consider whether
in-place,
market leases represent an intangible asset. We recorded approximately $10.5 million and $20.8 million in intangible assets to recognize the value of in-place
leases related to our acquisitions during the nine months ended September 30, 2022 and 2021, respectively. We do not expect, nor to date have we recorded, intangible assets for the value of customer relationships because we expect we will not have concentrations of significant customers and the average customer turnover will be fairly frequent.
Allocation of purchase price to acquisitions of portfolios of facilities are allocated to the individual facilities based upon an income approach or a cash flow analysis using appropriate risk adjusted capitalization rates which take into account the relative size, age, and location of the individual facility along with current and projected occupancy and rental rate levels or appraised values, if available.
Acquisitions that do not meet the definition of a business, as defined under current GAAP, are accounted for as asset acquisitions. During the nine months ended September 30, 2022 and 2021, our property acquisitions, including the SST IV Merger and the SSGT II Merger, did not meet the definition of a business because substantially all of the fair value was concentrated in a single identifiable asset or group of similar identifiable assets (i.e. land, buildings, and related intangible assets) and because the acquisitions did not include a substantive process in the form of an acquired workforce or an acquired contract that cannot be replaced without significant cost, effort or delay. As a result, once an acquisition is deemed probable, acquisition related transaction costs are capitalized rather than expensed.
During the three months ended September 30, 2022 and 2021, we expensed approximately $0.1 million and $0.2 million, respectively, of acquisition-related transaction costs that did not meet our capitalization policy during the respective periods.
During the nine months ended September 30, 2022 and 2021, we expensed approximately $0.8 million and $0.6 million respectively, of acquisition-related transaction costs that did not meet our capitalization policy during the respective periods.
Purchase Price Allocation for the Acquisition of a Business
Should the initial accounting for an acquisition that meets the definition of a business be incomplete by the end of a reporting period that falls within the measurement period, we report provisional amounts in our financial statements. During the measurement period, we adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date and we record those adjustments to our consolidated financial statements. We apply those measurement period adjustments in the period in which the provisional amounts are finalized.
Evaluation of Possible Impairment of Real Property Assets
Management monitors events and changes in circumstances that could indicate that the carrying amounts of our real property assets may not be recoverable. When indicators of potential impairment are present that indicate that the carrying amounts of the assets may not be recoverable, we will assess the recoverability of the assets by determining whether the carrying value of the real property assets will be recovered through the undiscounted future operating cash flows expected from the use of the asset and its eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying value, we will adjust the value of the real property assets to the fair value and recognize an impairment loss. For the
three and nine months ended September 30, 2022 and 2021, no real property asset impairment losses were recognized.
Goodwill Valuation
We initially recorded goodwill as a result of the Self Administration Transaction (as defined in Note 9 – Related Party Transactions), which occurred in 2019. Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible assets and other intangible assets acquired. Goodwill is allocated to various reporting units, as applicable, and is not amortized. As of each year end, we perform an impairment test for goodwill, and between annual tests, we evaluate the recoverability of goodwill whenever events or changes in circumstances indicate that the carrying amount of goodwill may not be fully recoverable. In our impairment test of goodwill, we perform a quantitative analysis to compare the fair value of each reporting unit to its respective carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment charge will be recognized. For the three and nine months ended September 30, 2022 and 2021, no goodwill impairment losses were recognized.
Trademarks
In connection with the Self Administration Transaction, we recorded the fair value associated with the two primary trademarks acquired therein. Prior thereto we had no amounts recorded related to trademarks.
Trademarks are based on the value of our brands. Trademarks are valued using the relief from royalty method, which presumes that without ownership of such trademarks, we would have to make a stream of payments to a brand or franchise owner in return for the right to use their name. By virtue of this asset, we avoid any such payments and record the related intangible fair value of our ownership of the brand name.
As of September 30, 2022 and December 31, 2021, $15.7 million was recorded related to the SmartStop
®
Self Storage trademark, which is an indefinite lived trademark. As of September 30, 2022 and December 31, 2021, approximately $0.2 million and $0.4 million, respectively, was recorded to the “Strategic Storage
®
”
trademark, which is a definite lived trademark. The total remaining estimated future amortization expense of the “Strategic Storage
®
” trademark asset for the years ending December 31, 2022, 2023, 2024, and thereafter is approximately $35,000, $140,000, $70,000 and none thereafter, respectively.
We qualitatively evaluate whether any triggering events or changes in circumstances have occurred subsequent to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuation methods is adversely impacted, the impact could result in a material impairment charge in the future. For the three and nine months ended September 30, 2022 and 2021, no trademark impairment losses were recognized.
Revenue Recognition
Self Storage Operations
Management believes that all of our leases are operating leases. Rental income is recognized in accordance with the terms of the leases, which generally are month-to-month.
Revenues from any long-term operating leases

are recognized on a straight-line basis over the term of the lease. The excess of rents received over amounts contractually due pursuant to the underlying leases is included in accounts payable and accrued liabilities in our consolidated balance sheets, and contractually due but unpaid rent is included in other assets.
Additionally, we earn ancillary revenue by selling tenant insurance or tenant protection plans to customers at our properties through our Tenant Protection Programs, and to a lesser extent, through the sale of various moving and packing supplies such as locks and boxes. We recognize such revenue in the Ancillary operating revenue line within our consolidated statements of operations as the services are performed and as the goods are delivered.
Managed REIT Platform
We earn property management and asset management fee revenue, pursuant to the respective property management and advisory agreement contracts, in connection with providing services to the Managed REITs. We have determined under ASC 606 – Revenue from Contracts with Customers (“ASC 606”), that the performance obligation for the property management services and asset management services are satisfied as the services are rendered. While we are compensated for our services on a monthly basis, these services represent a series of distinct daily services in accordance with ASC 606. Such revenue is recorded in the Managed REIT Platform revenue line within our consolidated statements of operations.
The Managed REITs’ advisory agreements also provide for reimbursement to us of our direct and indirect costs of providing administrative and management services to the Managed REITs. These reimbursements include costs incurred in relation to organization and offering services provided to the Managed REITs and the reimbursement of salaries, bonuses, and other expenses related to benefits paid to our employees while performing services for the Managed REITs. The Managed REITs’ property management agreements also provide reimbursement to us for the property manager’s costs of managing the properties. Reimbursable costs include wages and salaries and other expenses that arise in operating, managing and maintaining the Managed REITs’ properties.
Under ASC 606, direct reimbursement of such costs does not represent a separate performance obligation from our obligation to perform property management and asset management services. The reimbursement income is considered variable consideration, and is recognized as the costs are incurred, subject to limitations on the Managed REIT Platform’s ability to incur offering costs or limitations imposed by the advisory agreements. We have elected to separately record such revenue in the Reimbursable costs from Managed REITs line within our consolidated statements of operations.
Additionally, we earn revenue in connection with our Tenant Protection Programs joint ventures with our Managed REITs. We also earn development and construction management revenue from services we provide in connection with the project design, coordination and oversite of development and certain capital improvement projects undertaken by the Managed REITs. We recognize such revenue in the Managed REIT Platform revenue line within our consolidated statements of operations as the services are performed or delivered. See Note 9 – Related Party Transactions, for additional information regarding revenue generated from our Managed REIT Platform.
Allowance for Doubtful Accounts
Tenant accounts receivable is reported net of an allowance for doubtful accounts. Management records this general allowance estimate based upon a review of the current status of accounts receivable. It is reasonably possible that management’s estimate of the allowance will change in the future. As of September 30, 2022 and December 31, 2021, approximately $1.0 million and $0.5 million were recorded to allowance for doubtful accounts, respectively, and are included within other assets in the accompanying consolidated balance sheets.
Advertising Costs
Advertising costs are expensed in the period in which the cost is incurred and are included in property operating expenses and general and administrative lines within our consolidated statements of operations, depending on the nature of the expense. The Company incurred advertising costs of approximately $1.2 million and $1.0 million for the three months ended September 30, 2022 and 2021, respectively, within property operating expenses, and approximately $0.4 million and $0.2 million for the three months ended September 30, 2022, and 2021, respectively, within general and administrative. The Company incurred advertising costs of approximately $3.3 million and $2.7 million for the nine months ended September 30, 2022 and 2021, respectively, within property operating expenses, and approximately $0.8 million and $0.6 million for the nine months ended September 30, 2022, and 2021, respectively, within general and administrative.
Real Estate Facilities
We capitalize costs incurred to develop, construct, renovate and improve properties, including interest and property taxes incurred during the construction period. The construction period begins when expenditures for the real estate assets have been made and activities that are necessary to prepare the asset for its intended use are in progress. The construction period ends when the asset is substantially complete and ready for its intended use.
Depreciation of Real Property Assets
Our management is required to make subjective assessments as to the useful lives of our depreciable assets. We consider the period of future benefit of the asset to determine the appropriate useful lives.
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years
Depreciation of Personal Property Assets
Personal property assets consist primarily of furniture, fixtures and equipment and are depreciated on a straight-line basis over the estimated useful lives, generally ranging from 3 to 5 years, and are included in other assets on our consolidated balance sheets.
Intangible Assets
We have allocated a portion of our real estate purchase price to in-place
lease intangibles. We amortize
in-place
lease intangibles on a straight-line basis over the estimated future benefit period. As of September 30, 2022 the gross amount allocated to in-place
lease intangibles was approximately $67.9 million and accumulated amortization of
in-place
lease intangibles totaled approximately $58.5 million. As of December 31, 2021, the gross amounts allocated to in-place
lease intangibles were approximately $68.6 million and accumulated amortization of in-place
lease intangibles totaled approximately $56.8 million.
The total estimated future amortization expense of intangible assets related to our self storage properties for the years ending December 31, 2022, 2023, 2024, 2025, 2026 and thereafter is approximately $1.9 million, $6.4 million, $0.1 million, $0.1 million, $0.1 million, and $0.8 million, respectively.
As of September 30, 2022, the gross amount of the intangible assets related to management contracts and one purchase and sale contract, which is not amortized, for a self storage property was approximately $9.9 million and accumulated amortization of those intangibles totaled approximately $1.8 million. As of December 31, 2021, the gross amount of the intangible assets related to management contracts was approximately $6.8 million and accumulated amortization of those intangibles totaled approximately $4.3 million. In connection with the SSGT II Merger, we wrote-off
the carrying value of the intangible assets related to the SSGT II property management and advisory agreements. See Note 9 – Related Party Transactions for additional information.
The total estimated future amortization expense related to the management contract intangible asset for the years ending December 31, 2022, 2023, 2024, and thereafter is approximately $14,000, $55,000, $54,000, and none thereafter, respectively.
We evaluate whether any triggering events or changes in circumstances have occurred subsequent to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuations methods is adversely impacted, the impact could result in a material impairment charge in the future.
Debt Issuance Costs
The net carrying value of costs incurred in connection with obtaining non revolving debt are presented on the balance sheet as a deduction from debt; amounts incurred related to obtaining revolving debt are included in the debt issuance costs line on our consolidated balance sheet (see Note 5—Debt). Debt issuance costs are amortized using the effective interest method.
As of September 30, 2022 the gross amount of debt issuance costs related to our revolving credit facility totaled approximately $4.5 million and accumulated amortization of debt issuance costs related to our revolving credit facility totaled approximately $2.0 million. As of December 31, 2021, the gross amount of debt issuance costs related to our revolving credit facility totaled approximately $4.1 million, and accumulated amortization of debt issuance costs related to our revolving credit facility totaled approximately $0.8 million.
As of September 30, 2022, the gross amount allocated to debt issuance costs related to non-revolving
debt totaled approximately $6.9 million and accumulated amortization of debt issuance costs related to non-revolving
debt totaled approximately $2.2 million. As of December 31, 2021, the gross amount allocated to debt issuance costs related to non-revolving
debt totaled approximately $5.8 million and accumulated amortization of debt issuance costs related to non-revolving
debt totaled approximately $1.9 million.
Organizational and Offering Costs
Through March 31, 2022, we paid our Former Dealer Manager an ongoing stockholder servicing fee that was payable monthly and accrued daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. In accordance with the selling agreements we entered into with respect to the sale of Class T Shares, we ceased paying the stockholder servicing fee with respect to the Class T Shares sold in the Primary Offering on the fifth anniversary of the last day of the fiscal quarter in which our Primary Offering (i.e., excluding our distribution reinvestment plan offering) terminated (March 31, 2022). Our Former Dealer Manager entered into participating dealer agreements with certain other broker dealers which authorized them to sell our shares. Upon sale of our shares by such broker-dealers, our Former Dealer Manager re-allowed
all of the sales commissions and, subject to certain limitations, the stockholder servicing fees paid in connection with sales made by these broker-dealers. Our Former Dealer Manager was also permitted to re-allow
to these broker-dealers a portion of their dealer manager fee as marketing fees, reimbursement of certain costs and expenses of attending training and education meetings sponsored by our Former Dealer Manager, payment of attendance fees required for employees of our Former Dealer Manager or other affiliates to attend retail seminars and public seminars sponsored by these broker-dealers, or to defray other distribution-related expenses. We recorded a liability within due to affiliates for the future estimated stockholder servicing fees at the time of sale of Class T Shares as an offering cost.
Foreign Currency Translation
For
non-U.S.
functional currency operations, assets and liabilities are translated to U.S. dollars at current exchange rates. Revenues and expenses are translated at the average rates for the period. All adjustments related to amounts classified as long term net investments are recorded in accumulated other comprehensive income (loss) as a separate component of equity. Transactions denominated in a currency other than the functional currency of the related operation are recorded at rates of exchange in effect at the date of the transaction. Changes in investments not classified as long term are recorded in other income (expense) and represented a loss of approximately $8.7 million and $3.6 million for the three months ended September 30, 2022 and 2021, respectively, and represented a loss of approximately $11.1 million and $3.9 million for the nine months ended September 30, 2022 and 2021, respectively.
Redeemable Common Stock
We adopted a share redemption program (“SRP”) that enables stockholders to sell their shares to us in limited circumstances.
We record amounts that are redeemable under the SRP as redeemable common stock in the accompanying consolidated balance sheets since the shares are redeemable at the option of the holder and therefore their redemption is outside our control. The maximum amount redeemable under our SRP is limited to the number of shares we can repurchase with the amount of the net proceeds from the sale of shares under the distribution reinvestment plan. However, accounting guidance states that determinable amounts that can become redeemable should be presented as redeemable when such amount is known. Therefore, the net proceeds from the distribution reinvestment plan are considered to be temporary equity and are presented as redeemable common stock in the accompanying consolidated balance sheets.
In addition, current accounting guidance requires, among other things, that financial instruments that represent a mandatory obligation of us to repurchase shares be classified as liabilities and reported at settlement value. When we determine we have a mandatory obligation to repurchase shares under the SRP, we reclassify such obligations from temporary equity to a liability based upon their respective settlement values.
On August 26, 2019, our board of directors approved a partial suspension of our SRP, effective as of September 27, 2019, so that common shares were redeemable at the option of the holder only in connection with (i) death or disability of a stockholder, (ii) confinement to a long-term care facility, or (iii) other exigent circumstances. In order to preserve cash in light of the uncertainty relating to
COVID-19
and its potential impact on our overall financial results, on March 30, 2020, our board of directors approved the complete suspension of our SRP, effective on April 29, 2020. Due to the complete suspension, we were unable to honor redemption requests made during the quarter ended March 31, 2020 or the quarter ended June 30, 2020.
On August 20, 2020, our board of directors determined that it would be in our best interests to partially reinstate the SRP, effective as of September 23, 2020.
On March 7, 2022, our board of directors approved the complete suspension of the SRP. See Note 11 – Commitments and Contingencies for additional information.
For the year ended December 31, 2021, we received redemption requests totaling approximately $5.6 million (approximately 0.4 million shares), approximately $3.9 million of which were fulfilled during the year ended December 31, 2021, with the remaining approximately $1.7 million included in accounts payable and accrued liabilities as of December 31, 2021 and fulfilled in January 2022.
For the nine months ended September 30, 2022, we received redemption requests totaling approximately $2.1 million (approximately 0.1 million shares). Due to the complete suspension of our SRP we were unable to honor redemption requests made during the nine months ended September 30, 2022.
Accounting for Equity Awards
We issue equity based awards generally in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”), both of which may be issued subject to either time based vesting criteria or performance based vesting criteria restrictions. For time based awards granted which contain a graded vesting schedule, compensation cost is recognized as an expense on a straight-line basis over the requisite service period as if the award was, in substance, a single award. For performance based awards, compensation cost is recognized over the requisite service period if and when we determine the performance condition is probable of being achieved. We record the cost of such equity based awards based on the grant date fair value, and have elected to record forfeitures as they occur.
Employee Benefit Plan
The Company terminated its relationship with a professional employer organization and began maintaining its own retirement savings plan in May of 2021 under Section 401(k) of the Internal Revenue Code under which eligible employees can contribute up to 100% of their annual salary, subject to a statutory prescribed annual limit.
For the three months ended September 30, 2022 and 2021, and for the nine months ended September 30, 2022 and 2021, the Company made matching contributions to such plan of approximately $0.1 million and $0.1 million, and $0.4 million and $0.2 million, respectively, based on a company match of 100% on the first 4% of an employee’s compensation.
Fair Value Measurements
Under GAAP, we are required to measure certain financial instruments at fair value on a recurring basis. In addition, we are required to measure other financial instruments and balances at fair value on a non-recurring
basis. Fair value is defined by the accounting standard for fair value measurements and disclosures as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. It also establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels. The following summarizes the three levels of inputs and hierarchy of fair value we use when measuring fair value:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access;

•	Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as interest rates and yield curves that are observable at commonly quoted intervals; and

•	Level 3 inputs are unobservable inputs for the assets or liabilities that are typically based on an entity’s own assumptions as there is little, if any, related market activity.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the fair value measurement will fall within the lowest level that is significant to the fair value measurement in its entirety.
The accounting guidance for fair value measurements and disclosures provides a framework for measuring fair value and establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In determining fair value, we will utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as consider counterparty credit risk in our assessment of fair value. Considerable judgment will be necessary to interpret Level 2 and 3 inputs in determining fair value of our financial and non-financial
assets and liabilities. Accordingly, there can be no assurance that the fair values we will present will be indicative of amounts that may ultimately be realized upon sale or other disposition of these assets.
Financial and
non-financial
assets and liabilities measured at fair value on a
non-recurring
basis in our consolidated financial statements consist of real estate and related liabilities assumed related to our acquisitions along with the assets and liabilities described in Note 3 – Real Estate Facilities. The fair values of these assets and liabilities were determined as of the acquisition dates using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, leasing assumptions, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates, and (iii) comparable sales activity. Additionally, certain such assets and liabilities are required to be fair valued periodically or valued pursuant to ongoing fair value requirements and impairment analyses and have been valued subsequently utilizing the same techniques noted above. In general, we consider multiple valuation techniques when measuring fair values. However, in certain circumstances, a single valuation technique may be appropriate. All of the fair values of the assets and liabilities as of the acquisition dates were derived using Level 3 inputs.
The carrying amounts of cash and cash equivalents, restricted cash, other assets, variable-rate debt, accounts payable and accrued liabilities, distributions payable and amounts due to affiliates approximate fair value.
The table below summarizes our fixed rate notes payable at September 30, 2022 and December 31, 2021. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of the fixed rate notes payable was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. Accordingly, the estimates presented below are not necessarily indicative of the amounts we would realize in a current market exchange.

	September 30, 2022		December 31, 2021
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$407,500,000	$443,315,747	$353,600,000	$340,967,113
During the nine months ended September 30, 2022 and 2021, we held interest rate swaps, interest rate caps, and net investment hedges to hedge our interest rate and foreign currency exposure (See Notes 5 – Debt and 7 – Derivative Instruments). The valuations of these instruments were determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of the derivative. The analyses reflect the contractual terms of the derivatives, including the period to maturity, and used observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities. The fair value of the interest rate swaps were determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash payments. Our fair values of our net investment hedges are based on the change in the spot rate at the end of the period as compared with the strike price at inception.
To comply with GAAP, we incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of derivative contracts for the effect of non-performance
risk, we consider the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we had determined that the majority of the inputs used to value our derivatives were within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilized Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by us and our counterparties. However, through September 30, 2022, we had assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of our derivatives. As a result, we determined that our derivative valuations in their entirety were classified in Level 2 of the fair value hierarchy.
Derivative Instruments and Hedging Activities
We record all derivatives on our balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. We may enter into derivative contracts that are intended to economically hedge certain of our risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.
For derivatives designated as net investment hedges, the effective portion of changes in the fair value of the derivatives are reported in accumulated other comprehensive income (loss). The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts are reclassified out of other comprehensive (loss) income into earnings (loss) when the hedged net investment is either sold or substantially liquidated.
Income Taxes
We made an election to be taxed as a Real Estate Investment Trust (“REIT”), under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with our taxable year ended December 31, 2014. To qualify as a REIT, we must continue to meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the REIT’s ordinary taxable income to stockholders (which is computed without regard to the dividends paid deduction or net capital gains and which does not equal net income as calculated in accordance with GAAP). For income tax purposes, distributions to common stockholders are characterized as ordinary dividends, capital gain dividends, or as nontaxable distributions. To the extent that we make a distribution in excess of our current or accumulated earnings and profits, the distribution will be a non-taxable
return of capital, reducing the tax basis in each U.S. stockholder’s shares, and the amount of each distribution in excess of a U.S. stockholder’s tax basis in its shares will be taxable as gain realized from the sale of its shares. As a REIT, we generally will not be subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will then be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the IRS grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders. However, we believe that we are organized and operate in such a manner as to qualify for treatment as a REIT and intend to operate in the foreseeable future in such a manner that we will remain qualified as a REIT for federal income tax purposes.
Even if we continue to qualify for taxation as a REIT, we may be subject to certain state, local, and foreign taxes on our income and property, and federal income and excise taxes on our undistributed income.
We filed an election to treat SmartStop TRS as a taxable REIT subsidiary effective January 1, 2014. We have other TRS Entities for which we have made similar elections. In general, our TRS Entities perform additional services for our customers and provide the advisory and property management services to the Managed REITs and otherwise generally engages in any real estate or non-real
estate related business. The TRS Entities are subject to corporate federal and state income tax.
Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities. As of September 30, 2022, the net deferred tax liability of approximately $6.3 million was comprised of a deferred tax liability of approximately $0.1 million related to our intangible assets acquired in the Self Administration Transaction, and a net deferred tax liability of approximately $6.2 million recorded at certain of our Canadian entities’ properties. The $6.2 million net deferred tax liability is comprised of a gross deferred tax liability of approximately $10.0 million, net of a gross deferred tax asset of approximately $3.7 million.
As of December 31, 2021, the net deferred tax liability of approximately $7.7 million was comprised of a deferred tax liability of approximately $0.6 million related to our intangible assets acquired in the Self Administration Transaction, and a net deferred tax liability of approximately $7.1 million recorded at certain of our Canadian entities’ properties. The $7.1 million net deferred tax liability related to our Canadian entities’ properties is comprised of a gross deferred tax liability of approximately $10.2 million, net of a gross deferred tax asset of approximately $3.1 million.
The income tax impact for the three months ended September 30, 2022 and 2021 includes a deferred tax benefit of approximately $0.1 million and $0.3 million, respectively, and a current tax expense of approximately $0.2 million and $15,000, respectively. The effective income tax rate for the three months ended September 30, 2022 and 2021 was approximately 4.35% and (35.3)%, respectively, with the three months ended September 30, 2021 being significantly impacted by the adjustments to deferred tax liabilities.
The income tax impact for the nine months ended September 30, 2022 and 2021 includes a deferred tax benefit of approximately $0.9 million and $2.2 million, respectively, and a current tax expense of approximately $0.5 million and $0.1 million, respectively. The effective income tax rate for the nine months ended September 30, 2022 and 2021 was approximately (2.1)% and 14.2%, respectively, with both the nine months ended September 30, 2022 and 2021 being significantly impacted by the adjustments to deferred tax liabilities.
Income tax expense was previously included in Other, net within our consolidated statements of operations, but has been reclassified to Income tax (expense) benefit within the current consolidated statements of operations included herein.
At September 30, 2022 and December 31, 2021, there were approximately $4.2 million and
$5.1-
million, respectively, of deferred tax assets from the carry forward of non-capital
losses at certain of our Canadian properties for Canadian income tax purposes which we have recorded a full valuation allowance against.
As of September 30, 2022 and December 31, 2021, the Company had no interest or penalties related to uncertain tax positions. Income taxes payable are classified within accounts payable and accrued liabilities in the consolidated balance sheets. As of September 30, 2022, the tax years 2017-2020 remain open to examination by the major taxing jurisdictions to which we are subject.
Concentration
No single self storage customer represents a significant concentration of our revenues. For the month of September 2022, approximately 22.0%, 20.0%, and 10.4% of our rental income was concentrated in Florida, California, and the Greater Toronto Area of Canada, respectively. For the month of September 2021, approximately 21.5%, 21.0%, and 11.6% of our rental income was concentrated in California, Florida, and the Greater Toronto Area of Canada, respectively. Our properties within the aforementioned geographic areas are dispersed therein, operating in multiple different regions and sub-markets.
Segment Reporting
Our business is composed of two reportable segments: (i) self storage operations and (ii) the Managed REIT Platform business. Please see Note 8 – Segment Disclosures for additional detail.
Convertible Preferred Stock
We classify our Series A Convertible Preferred Stock (as defined in Note 6 – Preferred Equity) on our consolidated balance sheets using the guidance in ASC
480-10-S99.
Our Series A Convertible Preferred Stock can be redeemed by us on or after the fifth anniversary of its issuance, or if certain events occur, such as the listing of our common stock on a national securities exchange, a change in control, or if a redemption would be required to maintain our REIT status. Additionally, if we do not maintain our REIT status the holder can require redemption. As the shares are contingently redeemable, and under certain circumstances not solely within our control, we have classified our Series A Convertible Preferred Stock as temporary equity.
We have analyzed whether the conversion features in our Series A Convertible Preferred Stock should be bifurcated under the guidance in ASC
815-10
and have determined that bifurcation is not necessary.
Per Share Data
Basic earnings per share attributable to our common stockholders for all periods presented are computed by dividing net income (loss) attributable to our common stockholders by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.
Diluted earnings per share is computed by including the dilutive effect of the conversion of all potential common stock equivalents (which includes unvested restricted stock, Class A and
Class A-1
OP Units, and LTIP Units) and accordingly, adjusting net income to add back any changes in earnings that reduce earnings per common share in the period associated with the convertible security.
The computation of earnings per common share is as follows for the periods presented:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Net income (loss)	$2,246,524	$1,059,242	$19,529,105	$(12,555,062)
Net (income) loss attributable to noncontrolling interests	(366,047)	(119,678)	(2,528,010)	1,903,408

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	1,880,477	939,564	17,001,095	(10,651,654)
Less: Distributions to preferred stockholders	(3,150,684)	(3,150,685)	(9,349,315)	(9,349,315)
Less: Distributions to participating securities	(72,260)	(62,033)	(213,535)	(184,076)

Net income (loss) attributable to common stockholders—basic:	(1,342,467)	(2,273,154)	7,438,245	(20,185,045)

Net income (loss) attributable to common stockholders—diluted:	$(1,342,467)	$(2,273,154)	$7,438,245	$(20,185,045)

Weighted average common shares outstanding:
Average number of common shares outstanding—basic	96,786,669	84,411,030	90,305,337	77,638,805
Unvested LTIP Units	—	—	—	—
Unvested restricted stock awards	—	—	120,328	—

Average number of common shares outstanding—diluted	96,786,669	84,411,030	90,425,665	77,638,805
Earnings per common share:
Basic	$(0.01)	$(0.03)	$0.08	$(0.26)
Diluted	$(0.01)	$(0.03)	$0.08	$(0.26)
The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	18,761,726	18,761,726	18,761,726	18,761,726
Class A and Class A-1 OP Units	12,131,585	10,270,455	11,354,513	9,933,505
Unvested LTIP Units	425,126	181,963	370,318	122,417
Unvested restricted stock awards	89,190	63,685	—	93,329

	31,407,627	29,277,829	30,486,557	28,910,977

Recently Adopted Accounting Guidance
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40).”
The new guidance simplifies the accounting for convertible instruments and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity. Additionally, this standard amends the related earnings per share guidance. The guidance in ASU
2020-06
became effective for fiscal years beginning after December 15, 2021. Our adoption of this standard did not have a material impact on the consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
“Reference Rate Reform (Topic 848).” ASU
2020-04
contains practical expedients for reference rate reform related activities that impact debt, leases, derivatives and other contracts. The guidance in ASU
2020-04
is optional and may be elected over time as reference rate reform activities occur. We elected to apply expedients related to contract modifications, changes in critical terms, and our assessments of effectiveness for designated hedged risks as qualifying changes are made to applicable debt and derivative contracts. Application of these expedients on such qualifying changes maintains the consistency of our presentation of debt and derivative contracts.

Note 2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and the rules and regulations of the SEC.
Unaudited Information
The square footage, unit count, and occupancy percentage data and disclosures included in these notes to the consolidated financial statements are unaudited.
Principles of Consolidation
Our financial statements, and the financial statements of our Operating Partnership, including its wholly-owned subsidiaries, are consolidated in the accompanying consolidated financial statements. The portion of these entities not wholly-owned by us is presented as noncontrolling interests. All intercompany accounts and transactions have been eliminated in consolidation.
Strategic Storage Operating Partnership VI, L.P. (“SST VI OP”), the operating partnership of SST VI, and its wholly-owned subsidiaries, were consolidated by us until May 1, 2021. From March 10, 2021 (the date of our initial investment in SST VI OP) until May 1, 2021, the portion not wholly-owned by us was presented as noncontrolling interests, and all intercompany accounts and transactions were eliminated in consolidation during that period.
Consolidation Considerations
Current accounting guidance provides a framework for identifying a variable interest entity (“VIE”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements. In general, a VIE is an entity or other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. Generally, a VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) has the power to direct the VIE’s most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interest at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest.
Our Operating Partnership is deemed to be a VIE and is consolidated by the Company as we are currently the primary beneficiary. Our sole significant asset is our investment in our Operating Partnership; as a result, substantially all of our assets and liabilities represent those assets and liabilities of our Operating Partnership and its wholly-owned subsidiaries. Additionally, from March 10, 2021 until May 1, 2021, we were deemed to be the primary beneficiary of SST VI OP, and their operations were therefore consolidated by us. Subsequent to May 1, 2021, we are no longer the primary beneficiary, and their operations are no longer consolidated by us.
As of December 31, 2021, we were not a party to any other contracts/interests that would be deemed to be variable interests in VIEs other than our joint ventures with SmartCentres acquired in the SST IV Merger, which are all accounted for under the equity method of accounting (see Note 4 – Investments in Unconsolidated Real Estate Ventures for additional information), and our Tenant Protection Programs joint venture with SSGT II and SST VI, which are consolidated.
As of December 31, 2020, we were also a party to and consolidated our Tenant Protection Programs joint venture with SST IV, which became a wholly-owned entity as a result of the SST IV Merger.
Equity Investments
Under the equity method, our investments will be stated at cost and adjusted for our share of net earnings or losses and reduced by distributions and impairments, as applicable. Equity in earnings will generally be recognized based on our ownership interest in the earnings of each of the unconsolidated investments.
Investments in and Advances to Managed REITs
As of December 31, 2021, and 2020, we owned equity and debt investments with a carrying value of approximately $11.0 million, and $15.1 million, respectively, in the Managed REITs; such amounts are included in Investments in and advances to Managed REITs within our consolidated balance sheets. We account for our equity investments using the equity method of accounting as we have the ability to exercise significant influence, but not control, over the Managed REITs’ operating and financial policies through our advisory and property management agreements with the respective Managed REITs. The equity method of accounting requires the investment to be initially recorded at cost and subsequently adjusted for our share of equity in the respective Managed REIT’s earnings and reduced by distributions. We record the interest on the debt investments on the accrual basis and such income is included in other in our consolidated statements of operations.
Also included in Investments in and advances to Managed REITs as of December 31, 2021 are receivables from the Managed REITs of approximately $1.4 million. As of December 31, 2020, receivables from the Managed REITs approximated $0.5 million. For additional discussion, see Note 10 – Related Party Transactions.
Noncontrolling Interests in Consolidated Entities
We account for the noncontrolling interests in our Operating Partnership and the noncontrolling interests in our Tenant Protection Programs joint ventures with SSGT II and SST VI in accordance with the related accounting guidance. Due to our control through our general partnership interest in our Operating Partnership and the limited rights of the limited partners, our Operating Partnership, including its wholly-owned subsidiaries, are consolidated with the Company and the limited partner interests are reflected as noncontrolling interests in the accompanying consolidated balance sheets. We also consolidate our interests in the SSGT II and SST VI Tenant Protection Programs and present the minority interests as noncontrolling interests in the accompanying consolidated balance sheets. The noncontrolling interests shall be attributed their share of income and losses, even if that attribution results in a deficit noncontrolling interest balance.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions. Management will adjust such estimates when facts and circumstances dictate. Actual results could materially differ from those estimates. The most significant estimates made include the allocation of property purchase price to tangible and intangible assets acquired and liabilities assumed at relative fair value, the ongoing fair value determination of contingent liabilities, the determination if certain entities should be consolidated, the evaluation of potential impairment of indefinite and long-lived assets and goodwill, and the estimated useful lives of real estate assets and intangibles.
Cash and Cash Equivalents
We consider all short-term, highly liquid investments that are readily convertible to cash with a maturity of three months or less at the time of purchase to be cash equivalents.
We may maintain cash and cash equivalents in financial institutions in excess of insured limits, but believe this risk will be mitigated by only investing in or through major financial institutions.
Restricted Cash
Restricted cash consists primarily of impound reserve accounts for property taxes, insurance and capital improvements in connection with the requirements of certain of our loan agreements.
Real Estate Purchase Price Allocation
We account for acquisitions in accordance with GAAP which requires that we allocate the purchase price of a property to the tangible and intangible assets acquired and the liabilities assumed based on their relative fair values as of the date of acquisition. This guidance requires us to make significant estimates and assumptions, including fair value estimates, which requires the use of significant unobservable inputs as of the acquisition date. We engage third-party valuation specialists to assist in the determination of significant estimates and market-based assumptions used in the valuation models.
The value of the tangible assets, consisting of land and buildings, is determined as if vacant. Substantially all of the leases in place at acquired properties are at market rates, as the majority of the leases are month-to-month
contracts. We also consider whether
in-place,
market leases represent an intangible asset. We recorded approximately $21.5 million, none, and $13.6 million in intangible assets to recognize the value of in-place
leases related to our acquisitions during the years ended December 31, 2021, 2020 and 2019, respectively. We do not expect, nor to date have we recorded, intangible assets for the value of customer relationships because we expect we will not have concentrations of significant customers and the average customer turnover will be fairly frequent.
Allocation of purchase price to acquisitions of portfolios of facilities are allocated to the individual facilities based upon an income approach or a cash flow analysis using appropriate risk adjusted capitalization rates which take into account the relative size, age, and location of the individual facility along with current and projected occupancy and rental rate levels or appraised values, if available. Other factors considered as part of the purchase price allocation include historical operating data related to the properties, land sales comparisons, growth rates and discount rates.
Acquisitions that do not meet the definition of a business, as defined under current GAAP, are accounted for as asset acquisitions. During the years ended December 31, 2021 and 2020, our property acquisitions did not meet the definition of a business because substantially all of the fair value was concentrated in a single identifiable asset or group of similar identifiable assets (i.e. land, buildings, and related intangible assets) or because the acquisitions did not include a substantive process in the form of an acquired workforce or an acquired contract that cannot be replaced without significant cost, effort or delay. As a result, once an acquisition is deemed probable, transaction costs are capitalized rather than expensed.
During the years ended December 31, 2021, 2020, and 2019 we expensed approximately $0.9 million, $1.4 million, and $0.2 million, respectively, of acquisition-related transaction costs that did not meet our capitalization policy during the respective periods.
Purchase Price Allocation for the Acquisition of a Business
Should the initial accounting for an acquisition that meets the definition of a business be incomplete by the end of a reporting period that falls within the measurement period, we report provisional amounts in our financial statements. During the measurement period, we may adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date and we record those adjustments to our financial statements. We apply any measurement period adjustments in the period in which the provisional amounts are finalized.
As discussed in Note 5 – Self Administration Transaction, the Self Administration Transaction was an acquisition of a business.
Evaluation of Possible Impairment of Real Property Assets
Management monitors events and changes in circumstances that could indicate that the carrying amounts of our real property assets may not be recoverable. When indicators of potential impairment are present that indicate that the carrying amounts of the assets may not be recoverable, we will assess the recoverability of the assets by determining whether the carrying value of the real property assets will be recovered through the undiscounted future operating cash flows expected from the use of the asset and its eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying value, we will adjust the value of the real property assets to the fair value and recognize an impairment loss. For the years ended December 31, 2021, 2020, and 2019, no impairment losses were recognized.
Goodwill Valuation
We initially recorded goodwill as a result of the Self Administration Transaction. Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible assets and other intangible assets acquired. Goodwill is allocated to various reporting units, as applicable, and is not amortized. We perform an annual impairment test for goodwill, and between annual tests, we evaluate the recoverability of goodwill whenever events or changes in circumstances indicate that the carrying amount of goodwill may not be fully recoverable. In our impairment test of goodwill, we perform a quantitative analysis to compare the fair value of each reporting unit to its respective carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment charge will be recognized.
See Note 5 – Self Administration Transaction for additional information.
Trademarks
In connection with the Self Administration Transaction, we recorded the fair value associated with the two primary trademarks acquired therein.
Trademarks are based on the value of our brands. Trademarks are valued using the relief from royalty method, which presumes that without ownership of such trademarks, we would have to make a stream of payments to a brand or franchise owner in return for the right to use their name. By virtue of this asset, we avoid any such payments and record the related intangible fair value of our ownership of the brand name.
As of December 31, 2021 and December 31, 2020, $15.7 million was recorded related to the SmartStop
®
Self Storage trademark, which is an indefinite lived trademark. As of December 31, 2021 and December 31, 2020, approximately $0.4 million and $0.5 million, respectively, was recorded to the “Strategic Storage
®
”
trademark, which is a definite lived trademark. The total estimated future amortization expense of the “Strategic Storag
e
®
” trademark asset for the years ending December 31, 2022, 2023, 2024, and thereafter is approximately $140,000, $140,000, $70,000, and none thereafter, respectively.
We qualitatively evaluate whether any triggering events or changes in circumstances have occurred subsequent to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuation methods is adversely impacted, the impact could result in a material impairment charge in the future.
See Note 5 – Self Administration Transaction for additional information.
Revenue Recognition
Self Storage Operations
Management believes that all of our leases are operating leases. Rental income is recognized in accordance with the terms of the leases, which generally are month-to-month.
Revenues from any long-term operating leases are recognized on a straight-line basis over the term of the lease. The excess of rents received over amounts contractually due pursuant to the underlying leases is included in accounts payable and accrued liabilities in our consolidated balance sheets, and contractually due but unpaid rent is included in other assets.
Managed REIT Platform
We earn property management and asset management revenue, pursuant to the respective property management and advisory agreement contracts, in connection with providing services to the Managed REITs. We have determined under ASC 606 – Revenue from Contracts with Customers (“ASC 606”), that the performance obligation for the property management services and asset management services are satisfied as the services are rendered. While we are compensated for our services on a monthly basis, these services represent a series of distinct daily services in accordance with ASC 606. Such revenue is recorded in the Managed REIT Platform revenue line within our consolidated statements of operations.
The Managed REITs’ advisory agreements also provide for reimbursement to us of our direct and indirect costs of providing administrative and management services to the Managed REITs. These reimbursements include costs incurred in relation to organization and offering services provided to the Managed REITs and the reimbursement of salaries, bonuses, and other expenses related to benefits paid to our employees while performing services for the

Managed REITs. The Managed REITs’ property management agreements also provide reimbursement to us for the property manager’s costs of managing the properties. Reimbursable costs include wages and salaries and other expenses that arise in operating, managing and maintaining the Managed REITs’ properties.
Under ASC 606, direct reimbursement of such costs does not represent a separate performance obligation from our obligation to perform property management and asset management services. The reimbursement income is considered variable consideration, and is recognized as the costs are incurred, subject to limitations on the Managed REIT Platform’s ability to incur offering costs or limitations imposed by the advisory agreements. We have elected to separately record such revenue in the Reimbursable costs from Managed REITs line within our consolidated statements of operations.
Additionally, we earn revenue in connection with our Tenant Protection Programs joint ventures with our Managed REITs. We also earn development and construction management revenue from services we provide in connection with the project design, coordination and oversite of development and certain capital improvement projects undertaken by the Managed REITs. We recognize such revenue in the Managed REIT Platform revenue line within our consolidated statements of operations as the services are performed or delivered. See Note 10 – Related Party Transactions, for additional information regarding revenue generated from our Managed REIT Platform.
Allowance for Doubtful Accounts
Tenant accounts receivable is reported net of an allowance for doubtful accounts. Management records this general reserve estimate based upon a review of the current status of accounts receivable. It is reasonably possible that management’s estimate of the allowance will change in the future. As of December 31, 2021 and 2020, approximately $0.5 million and $0.3 million were recorded to allowance for doubtful accounts, respectively.
Advertising Costs
Advertising costs are expensed in the period in which the cost is incurred and are included in property operating expenses and general and administrative lines within our consolidated statements of operations, depending on the nature of the expense. The Company incurred advertising costs of approximately $3.7 million, $2.9 million, and $2.9 million for the years ended December 31, 2021, 2020, and 2019, respectively, within property operating expenses, and approximately $0.8 million, $0.6 million, and $0.7 million for the years ended December 31, 2021, 2020, and 2019, respectively, within general and administrative.
Real Estate Facilities
We capitalize costs incurred to develop, construct, renovate and improve properties, including interest and property taxes incurred during the construction period. The construction period begins when expenditures for the real estate assets have been made and activities that are necessary to prepare the asset for its intended use are in progress. The construction period ends when the asset is substantially complete and ready for its intended use.
Depreciation of Real Property Assets
Our management is required to make subjective assessments as to the useful lives of our depreciable assets. We consider the period of future benefit of the asset to determine the appropriate useful lives.

Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years
Depreciation of Personal Property Assets
Personal property assets consist primarily of furniture, fixtures and equipment and are depreciated on a straight-line basis over the estimated useful lives, generally ranging from 3 to 5 years, and are included in other assets on our consolidated balance sheets.
Intangible Assets
We have allocated a portion of our real estate purchase price to in-place
lease intangibles. We amortize
in-place
lease intangibles on a straight-line basis over the estimated future benefit period, which is generally 18 months. As of December 31, 2021, the gross amount allocated to in-place
lease intangibles was approximately $68.6 million and accumulated amortization of in-place
lease intangibles totaled approximately $56.8 million. As of December 31, 2020, the gross amounts allocated to in-place
lease intangibles were approximately $47.3 million and accumulated amortization of in-place
lease intangibles totaled approximately $45.7 million.
The total estimated future amortization expense of intangible assets related to our self storage properties for the years ending December 31, 2022, 2023, 2024, 2025, and thereafter is approximately $10.5 million, $0.2 million, $0.1 million, $0.1 million, and $1.0 million respectively.
In connection with the Self Administration Transaction, we allocated a portion of the consideration to the contracts that we acquired related to the Managed REITs and the customer relationships related to the Tenant Protection Programs joint ventures. For these intangibles, we are amortizing such amounts on a straight-line basis over the estimated benefit period of the contracts and customer relationships.
As of December 31, 2021, the gross amount of the intangible assets related to the Managed REITs contracts and the customer relationships related to the Tenant Protection Programs joint ventures was approximately $6.8 million and the accumulated amortization was approximately $4.3 million. As of December 31, 2020, the gross amount of the intangibles related to the Managed REITs contracts and the customer relationships related to the Tenant Protection Programs joint ventures was approximately $18.1 million and accumulated amortization of those intangibles totaled approximately $7.3 million.
The total estimated future amortization expense for such intangible assets for the years ending December 31, 2022, 2023, 2024, 2025 and thereafter is approximately $0.7 million, $0.7 million, $0.7 million, $0.3 million and none thereafter, respectively.
We evaluate whether any triggering events or changes in circumstances have occurred subsequent to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuations methods is adversely impacted, the impact could result in a material impairment charge in the future.
See Note 5 – Self Administration Transaction for additional information.

Debt Issuance Costs
The net carrying value of costs incurred in connection with obtaining non revolving debt are presented on the balance sheet as a deduction from debt; amounts incurred related to obtaining revolving debt are included in the debt issuance costs line on our consolidated balance sheet (see Note 6 – Debt). Debt issuance costs are amortized using the effective interest method.
As of December 31, 2021, the gross amount of debt issuance costs related to our revolving credit facility totaled approximately $4.1 million and accumulated amortization of debt issuance costs related to our revolving credit facility totaled approximately $0.8 million. As of December 31, 2020, the gross amount of debt issuance costs related to our revolving credit facility totaled none, and accumulated amortization of debt issuance costs related to our revolving credit facility totaled none.
As of December 31, 2021, the gross amount allocated to debt issuance costs related to non-revolving
debt totaled approximately $5.8 million and accumulated amortization of debt issuance costs related to non-revolving
debt totaled approximately $1.9 million. As of December 31, 2020, the gross amount allocated to debt issuance costs related to non-revolving
debt totaled approximately $12.0 million and accumulated amortization of debt issuance costs related to non-revolving
debt totaled approximately $7.9 million.
Organizational and Offering Costs
We pay our Former Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. In accordance with the selling agreements we entered into with respect to the sale of Class T Shares, we will cease paying the stockholder servicing fee with respect to the Class T Shares sold in the Primary Offering at the earlier of (i) the date we list our shares on a national securities exchange, merge or consolidate with or into another entity, or sell or dispose of all or substantially all of our assets; (ii) the date at which the aggregate underwriting compensation from all sources equals 10% of the gross proceeds from the sale of both Class A Shares and Class T Shares in our Primary Offering, which calculation shall be made by us with the assistance of our Former Dealer Manager commencing after the termination of the Primary Offering; (iii) the fifth anniversary of the last day of the fiscal quarter in which our Primary Offering (i.e., excluding our distribution reinvestment plan offering) terminated (or March 31, 2022); and (iv) the date that such Class T Share is redeemed or is no longer outstanding. Our Former Dealer Manager entered into participating dealer agreements with certain other broker-dealers which authorized them to sell our shares. Upon sale of our shares by such broker-dealers, our Former Dealer Manager re-allowed
all of the sales commissions and, subject to certain limitations, the stockholder servicing fees paid in connection with sales made by these broker-dealers. Our Former Dealer Manager was also permitted to re-allow
to these broker-dealers a portion of their dealer manager fee as marketing fees, reimbursement of certain costs and expenses of attending training and education meetings sponsored by our Former Dealer Manager, payment of attendance fees required for employees of our Former Dealer Manager or other affiliates to attend retail seminars and public seminars sponsored by these broker-dealers, or to defray other distribution-related expenses. We recorded a liability within due to affiliates for the future estimated stockholder servicing fees at the time of sale of Class T Shares as an offering cost.
Foreign Currency Translation
For
non-U.S.
functional currency operations, assets and liabilities are translated to U.S. dollars at current exchange rates. Revenues and expenses are translated at the average rates for the period. All adjustments related to amounts classified as long term net investments are recorded in accumulated other comprehensive income

(loss) as a separate component of equity. Transactions denominated in a currency other than the functional currency of the related operation are recorded at rates of exchange in effect at the date of the transaction. Changes in investments not classified as long term are recorded in other income (expense) and represented a loss of approximately $3.8 million and a gain of approximately $0.6 million for the years ended December 31, 2021 and 2020, respectively.
Redeemable Common Stock
We adopted a share redemption program (“SRP”) that enables stockholders to sell their shares to us in limited circumstances.
We record amounts that are redeemable under the SRP as redeemable common stock in the accompanying consolidated balance sheets since the shares are redeemable at the option of the holder and therefore their redemption is outside our control. The maximum amount redeemable under our SRP is limited to the number of shares we can repurchase with the amount of the net proceeds from the sale of shares under the distribution reinvestment plan. However, accounting guidance states that determinable amounts that can become redeemable should be presented as redeemable when such amount is known. Therefore, the net proceeds from the distribution reinvestment plan are considered to be temporary equity and are presented as redeemable common stock in the accompanying consolidated balance sheets.
In addition, current accounting guidance requires, among other things, that financial instruments that represent a mandatory obligation of us to repurchase shares be classified as liabilities and reported at settlement value. When we determine we have a mandatory obligation to repurchase shares under the SRP, we reclassify such obligations from temporary equity to a liability based upon their respective settlement values.
On August 26, 2019, our board of directors approved a partial suspension of our SRP, effective as of September 27, 2019, so that common shares were redeemable at the option of the holder only in connection with (i) death or disability of a stockholder, (ii) confinement to a long-term care facility, or (iii) other exigent circumstances. In order to preserve cash in light of the uncertainty relating to
COVID-19
and its potential impact on our overall financial results, on March 30, 2020, our board of directors approved the complete suspension of our SRP, effective on April 29, 2020. Due to the complete suspension, we were unable to honor redemption requests made during the quarter ended March 31, 2020 or the quarter ended June 30, 2020.
On August 20, 2020, our board of directors determined that it would be in our best interests to partially reinstate the SRP, effective as of September 23, 2020.
As of December 31, 2021, our redemption program remained suspended other than for redemptions sought in connection with a stockholder’s death, qualifying disability, confinement to a long-term care facility or other exigent circumstances. On March 7, 2022, the board of directors approved the complete suspension of the Company’s SRP. See Note 12 – Commitments and Contingencies of the Notes to the Consolidated Financial Statements contained in this report for additional information.
For the year ended December 31, 2021, we received redemption requests totaling approximately $5.6 million (approximately 0.4 million shares), approximately $3.9 million of which were fulfilled during the year ended December 31, 2021, with the remaining approximately $1.7 million included in accounts payable and accrued liabilities as of December 31, 2021 and fulfilled in January 2022.
For the year ended December 31, 2020, we received redemption requests totaling approximately $2.0 million (approximately 0.2 million shares), approximately $1.3 million of which were fulfilled during the year ended December 31, 2020, with the remaining approximately $0.7 million included in accounts payable and accrued liabilities as of December 31, 2020 and fulfilled in January 2021.
For the year ended December 31, 2019, we received redemption requests totaling approximately $4.9 million (approximately 0.5 million shares), approximately $4.5 million of which were fulfilled during the year ended December 31, 2019, with the remaining approximately $0.4 million included in accounts payable and accrued liabilities as of December 31, 2019 and fulfilled in January 2020.
Accounting for Equity Awards
We issue equity based awards in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”), both of which may be issued subject to either time based vesting criteria or performance based vesting criteria restrictions. For time based awards granted which contain a graded vesting schedule, compensation cost is recognized as an expense on a straight-line basis over the requisite service period as if the award was, in substance, a single award. For performance based awards, compensation cost is recognized over the requisite service period if and when we determine the performance condition is probable of being achieved. We record the cost of such equity based awards based on the grant date fair value, and have elected to record forfeitures as they occur.
Employee Benefit Plan
The Company terminated its relationship with a professional employer organization and began maintaining its own retirement savings plan during the year ended 2021 under Section 401(k) of the Internal Revenue Code under which eligible employees can contribute up to 100% of their annual salary, subject to a statutory prescribed annual limit. For the year ended December 31, 2021, the Company made matching contributions to such plan of approximately $0.2 million, based on a company match of 100% on the first 4% of an employee’s compensation.
Fair Value Measurements
Under GAAP, we are required to measure certain financial instruments at fair value on a recurring basis. In addition, we are required to measure other financial instruments and balances at fair value on a non-recurring
basis. Fair value is defined by the accounting standard for fair value measurements and disclosures as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. It also establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels. The following summarizes the three levels of inputs and hierarchy of fair value we use when measuring fair value:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access;

•	Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as interest rates and yield curves that are observable at commonly quoted intervals; and

•	Level 3 inputs are unobservable inputs for the assets or liabilities that are typically based on an entity’s own assumptions as there is little, if any, related market activity.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the fair value measurement will fall within the lowest level that is significant to the fair value measurement in its entirety.
The accounting guidance for fair value measurements and disclosures provides a framework for measuring fair value and establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In determining fair value, we will utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as consider counterparty credit risk in our assessment of fair value. Considerable judgment will be necessary to interpret Level 2 and 3 inputs in determining fair value of our financial and non-financial
assets and liabilities. Accordingly, there can be no assurance that the fair values we will present will be indicative of amounts that may ultimately be realized upon sale or other disposition of these assets.
Financial and
non-financial
assets and liabilities measured at fair value on a
non-recurring
basis in our consolidated financial statements consist of real estate and related liabilities assumed related to our acquisitions along with the assets and liabilities described in Note 3 – Real Estate Facilities and Note 5 – Self Administration Transaction. The fair values of these assets and liabilities were determined as of the acquisition dates using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, leasing assumptions, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates, and (iii) comparable sales activity. Additionally, certain such assets and liabilities are required to be fair valued periodically or valued pursuant to ongoing fair value requirements and impairment analyses and have been valued subsequently utilizing the same techniques noted above. In general, we consider multiple valuation techniques when measuring fair values. However, in certain circumstances, a single valuation technique may be appropriate. All of the fair values of the assets and liabilities as of the acquisition dates were derived using Level 3 inputs.
The carrying amounts of cash and cash equivalents, restricted cash, other assets, variable-rate debt, accounts payable and accrued liabilities, distributions payable and amounts due to affiliates approximate fair value.
The table below summarizes our fixed rate notes payable at December 31, 2021 and 2020. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of the fixed rate notes payable was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. Accordingly, the estimates presented below are not necessarily indicative of the amounts we would realize in a current market exchange.

	December 31, 2021		December 31, 2020
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$353,600,000	$340,967,113	$316,000,000	$301,988,969
As of December 31, 2021 and 2020, we had interest rate swaps, interest rate caps, and a net investment hedge (See Notes 6 and 8). The valuations of these instruments were determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of the derivative. The analyses reflect the contractual terms of the derivatives, including the period to maturity, and used observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities. The fair value of the interest rate swaps were determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash payments. Our fair values of our net investment hedges are based primarily on the change in the spot rate at the end of the period as compared with the strike price at inception.
To comply with GAAP, we incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of derivative contracts for the effect of non-performance
risk, we consider the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we had determined that the majority of the inputs used to value our derivatives were within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilized Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by us and our counterparties. However, through December 31, 2021, we had assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of our derivatives. As a result, we determined that our derivative valuations in their entirety were classified in Level 2 of the fair value hierarchy.
Derivative Instruments and Hedging Activities
We record all derivatives on our balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. We may enter into derivative contracts that are intended to economically hedge certain of our risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.
For derivatives designated as net investment hedges, the effective portion of changes in the fair value of the derivatives are reported in accumulated other comprehensive income (loss). The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts are reclassified out of other comprehensive (loss) income into earnings (loss) when the hedged net investment is either sold or substantially liquidated.
Income Taxes
We made an election to be taxed as a Real Estate Investment Trust (“REIT”), under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with our taxable year ended December 31, 2014. To qualify as a REIT, we must continue to meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the REIT’s ordinary taxable income to stockholders (which is computed without regard to the dividends paid deduction or net capital gains and which does not equal net income as calculated in accordance with GAAP).
For income tax purposes, distributions to common stockholders are characterized as ordinary dividends, capital gain dividends, or as nontaxable distributions. To the extent that we make a distribution in excess of our current or accumulated earnings and profits, the distribution will be a non-taxable
return of capital, reducing the tax basis in each U.S. stockholder’s shares, and the amount of each distribution in excess of a U.S. stockholder’s tax basis in its shares will be taxable as gain realized from the sale of its shares.
As a REIT, we generally will not be subject to U.S. federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will then be subject to U.S. federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for U.S. federal income tax purposes for four years following the year during which qualification is lost unless the IRS grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders. However, we believe that we are organized and operate in such a manner as to qualify for treatment as a REIT and intend to operate in the foreseeable future in such a manner that we will remain qualified as a REIT for U.S. federal income tax purposes.
Even if we continue to qualify for taxation as a REIT, we may be subject to certain state, local, and foreign taxes on our income and property, and federal income and excise taxes on our undistributed income.
We filed an election to treat our TRS as a taxable REIT subsidiary effective January 1, 2014. In general, our TRS performs additional services for our customers and provides the advisory and property management services to the Managed REITs and otherwise generally engages in any real estate or non-real
estate related business. The TRS is subject to corporate federal and state income tax.
Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities. As of December 31, 2021, the net deferred tax liability of approximately $7.7 million was comprised of a deferred tax liability of approximately $0.6 million related to our intangible assets acquired in the Self Administration Transaction, and a net deferred tax liability of approximately $7.1 million recorded at certain of our Canadian entities’ properties. The $7.1 million net deferred tax liability is comprised of a gross deferred tax liability of approximately $10.2 million, net of a gross deferred tax asset of approximately $3.1 million
As of December 31, 2020, the net deferred tax liability of approximately $8.4 million was comprised of a deferred tax liability of approximately $2.6 million related to our intangible assets acquired in the Self Administration Transaction, and a net deferred tax liability of approximately $5.8 million recorded at certain of our Canadian entities’ properties. The $5.8 million net deferred tax liability is comprised of a gross deferred tax liability of approximately $9.6 million, net of a gross deferred tax asset of approximately $3.8 million.
The income tax benefit for the years ended December 31, 2021 and 2020 includes a deferred tax benefit of approximately $2.0 million and $5.9 million, respectively. For the years ended December 31, 2021 and 2020, the income tax benefit was reduced by a current tax expense of approximately $0.2 million and $0.1 million, respectively. There was no material change between our expected tax rates and our actual tax rates.
The Company recorded a net combined foreign, federal, and state income tax benefit of $1.8 million and $5.8 million for the years ended December 31, 2021 and 2020, respectively, which are included in Other in our consolidated statements of operations. As of December 31, 2021 and 2020, there were unrecognized tax benefits of approximately $3.7 million and $4.1 million. These unrecognized tax benefits represent the tax benefit from the carry forward of non-capital
losses at certain of our Canadian properties for Canadian income tax purposes which we have recorded a full valuation allowance against.
Interest and penalties relating to uncertain tax positions will be recognized in income tax expense when incurred. As of December 31, 2021 and 2020, the Company had no interest or penalties related to uncertain tax positions. Income taxes payable are classified within accounts payable and accrued liabilities in the consolidated balance sheets. The tax years 2017-2020 remain open to examination by the major taxing jurisdictions to which we are subject.
Concentration
No single self storage customer represents a significant concentration of our revenues. For the month of December 2021, approximately 22%, 21%, and 11% of our rental income was concentrated in Florida, California, and the Greater Toronto Area of Canada, respectively. Our properties within the aforementioned geographic areas are dispersed therein, operating in multiple different regions and sub-markets.
Segment Reporting
Our business is comprised of two reportable segments: (i) self storage operations and (ii) the Managed REIT Platform business. Please see Note 9 – Segment Disclosures for additional detail.
Convertible Preferred Stock
We classify our Series A Convertible Preferred Stock on our consolidated balance sheets using the guidance in ASC
480-10-S99.
Our Series A Convertible Preferred Stock can be redeemed by us on or after the fifth anniversary of its issuance, or if certain events occur, such as the listing of our common stock on a national securities exchange, a change in control, or if a redemption would be required to maintain our REIT status. Additionally, if we do not maintain our REIT status the holder can require redemption. As the shares are contingently redeemable, and under certain circumstances not solely within our control, we have classified our Series A Convertible Preferred Stock as temporary equity.
We have analyzed whether the conversion features in our Series A Convertible Preferred Stock should be bifurcated under the guidance in ASC
815-10
and have determined that bifurcation is not necessary.
Per Share Data
Basic earnings per share attributable to our common stockholders for all periods presented are computed by dividing net income (loss) attributable to our common stockholders by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.
Diluted earnings per share is computed by including the dilutive effect of the conversion of all potential common stock equivalents (which includes unvested restricted stock, convertible preferred stock, Class A and
Class A-1
OP Units, and LTIP Units) and accordingly, adjusting net income to add back any changes in earnings that reduce earnings per common share in the period associated with the convertible security. For all periods presented, the dilutive effect of convertible preferred stock and unvested restricted stock was not included in the diluted weighted average shares as such impact was antidilutive.
The following table presents the weighted average Class A and
Class A-1
OP Units, Preferred Stock, LTIP Units, and Restricted Stock Awards, that were excluded from the computation of earnings per share as their effect would have been antidilutive:

	For the Year Ended December 31,
	2021	2020	2019
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Class A and Class A-1 OP Units	10,097,549	9,095,029	9,095,029
Series A Convertible Preferred Stock	18,761,726	14,917,110	2,428,744
LTIP Units	179,344	46,449	—
Restricted Stock Awards	105,476	81,290	49,555

	29,144,095	24,139,878	11,573,328

Recently Adopted Accounting Guidance
In June 2016, the FASB issued ASU
2016-13,
“Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The new guidance changes how entities measure credit losses for most financial assets. This standard requires an entity to estimate its lifetime expected credit loss and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. In November 2018, the FASB issued ASU
2018-19,
“Codification Improvements to Topic 326, Financial Instruments - Credit Losses,” which clarified that receivables arising from operating leases are within the scope of the leasing standard (ASU
2016-02),
and not within the scope of ASU
2016-13.
This new standard became effective on January 1, 2020. Our adoption of this standard did not have a material impact on the consolidated financial statements.
Recently Issued Accounting Guidance
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40).”
The new guidance simplifies the accounting for convertible instruments and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity. Additionally, this standard amends the related earnings per share guidance. The guidance in ASU
2020-06
becomes effective for fiscal years beginning after December 15, 2021. The Company has evaluated and determined that there will be no material impact upon adoption of the new standard on its consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU
2020-04,
“Reference Rate Reform (Topic 848).” ASU
2020-04
contains practical expedients for reference rate reform related activities that impact debt, leases, derivatives and other contracts. The guidance in ASU
2020-04
is optional and may be elected over time as reference rate reform activities occur. We continue to evaluate the impact of the guidance and may apply other elections as applicable as additional changes in the market occur.